SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivables (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Financing Receivables
Allowance for doubtful accounts relating to financing receivables	¥ 0